Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	001-35141
Entity Registrant Name	Rennova Health, Inc.
Entity Central Index Key	0000931059
Entity Tax Identification Number	68-0370244
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 South Australian Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	855-1626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false